Employee benefits - Fair value of plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Total unfunded commitments	$ 115
Defined pension benefits
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,742	$ 10,435
Defined pension benefits | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	185	231
Defined pension benefits | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,298	1,710
Defined pension benefits | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	243	339
Defined pension benefits | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,804	1,534
Defined pension benefits | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,876	3,769
Defined pension benefits | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	547	805
Defined pension benefits | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,289	1,433
Defined pension benefits | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	50	123
Defined pension benefits | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	293	253
Defined pension benefits | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	156	211
Defined pension benefits | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1	1
Defined pension benefits | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		26
Defined pension benefits | Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	672	846
Defined pension benefits | Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	180	224
Defined pension benefits | Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	389	521
Defined pension benefits | Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	103	101
Defined pension benefits | Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	6,624	7,890
Defined pension benefits | Level 2 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	5	7
Defined pension benefits | Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,298	1,687
Defined pension benefits | Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	243	339
Defined pension benefits | Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,415	1,013
Defined pension benefits | Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,876	3,738
Defined pension benefits | Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	547	805
Defined pension benefits | Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	50	123
Defined pension benefits | Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	190	152
Defined pension benefits | Level 2 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		26
Defined pension benefits | Not subject to leveling
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,446	1,699
Defined pension benefits | Not subject to leveling | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		23
Defined pension benefits | Not subject to leveling | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		31
Defined pension benefits | Not subject to leveling | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,289	1,433
Defined pension benefits | Not subject to leveling | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	156	211
Defined pension benefits | Not subject to leveling | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 1	$ 1